Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of year	$ 4,114
Balance at end of year	4,739	$ 4,114
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19
Balance at end of year	23	19
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	36	42
Provision for (reversal of) credit losses	37	(5)
Foreign exchange and other	2	(1)
Balance at end of year	75	36
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	17
Balance at end of year	52	17
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2
Balance at end of year	3	2
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	7	8
Provision for (reversal of) credit losses	(1)
Foreign exchange and other		(1)
Balance at end of year	6	7
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5
Balance at end of year	3	5
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	17
Balance at end of year	20	17
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	17	20
Provision for (reversal of) credit losses	2	(3)
Foreign exchange and other	1
Balance at end of year	20	17
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	825
Balance at end of year	989	825
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	12	14
Provision for (reversal of) credit losses	36	(2)
Foreign exchange and other	1
Balance at end of year	49	12
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of year	12
Balance at end of year	$ 49	$ 12